Note 6 - Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
6.	Stock-Based Compensation Expense

Stock-based compensation expense related to stock options and restricted stock awards is recognized on a straight-line basis over the requisite service period for the award and is allocated to research and development expense or general and administrative expense based upon the classification of the individual to whom the award is granted.

The following table summarizes total stock-based compensation expense included in operating expenses for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Research and development expense	$107,671	$130,323	$215,848	$260,639
General and administrative expense	56,075	162,417	167,215	324,845
Total	$163,746	$292,740	$383,063	$585,484

As of June 30, 2026, there is approximately $1.3 million of unrecognized stock-based compensation expense that we expect to recognize over a weighted-average period of 1.7 years.

6.         Stock-Based Compensation

Stock-based compensation expense related to stock options is recognized on a straight-line basis over the requisite service period for the award and is allocated to research and development expense or general and administrative expense based upon the classification of the individual to whom the award is granted. We also have issued shares of restricted common stock to consultants and recognize the related expense over the terms of the related agreements.

We use the Black-Scholes model for determining the grant date fair value of our stock option grants. This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted. The significant assumptions we used in our fair value calculations for stock options were as follows:

	2025	2024
Weighted average risk-free interest rates	4.5%	3.8%
Expected dividend yield	0.0%	0.0%
Expected life of option (in years)	7.0	7.0
Expected volatility	179.3%	204.2%

The weighted-average grant date fair values of stock options granted during 2025 and 2024 were $61.05 and $55.39, respectively. As of December 31, 2025, there is $1,371,524 of unrecognized compensation expense that will be recognized over a weighted-average period of 2.0 years.

The following table summarizes our total stock-based compensation expense for employees, directors and consultants for the years ended December 31, 2025 and 2024:

	2025	2024
Stock options:
Research and development	$513,867	$222,202
General and administrative	597,120	252,275
Total stock option expense	1,110,987	474,477
Stock awards:
General and administrative	4,167	54,167
Total stock-based compensation expense	$1,115,154	$528,644